UNITED STATES                             OMB APPROVAL


                SECURITIES AND EXCHANGE COMMISSION          OMB Number:3235-0456

                                                         Expires:August 31, 2003
                      Washington, D.C. 20549
                                                        Estimated average burden
                                                        hours per response ....1
                             FORM 24F-2


                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form.  Please print or type.

1. Name and address of issuer: OneAmerica Funds, Inc.
                               One American Square
                               Indianapolis, IN 46204

2. The name of each series or class of securities for which this notice is filed: If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

3.    Investment Company Act File Number: 811-05850

      Securities Act File Number:          33-30156

4(a)  Last day of fiscal year for which this notice is filed:

                                    December 31, 2002

4(b) |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fical year).
         (See Instruction A.2.)

                                      N.A.

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) |_| Check box if this is the last time the issuer will be filing this form.

5.   Calculation of registration fee:

     (i)      Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                                        $117,523,379
                                                                    ------------
     (ii)     Aggregate price of securities redeemed
              or repurchased during the fiscal year: $ 82,742,340
                                                     ------------
     (iii)    Aggregate price of securities  redeemed or
              repurchased  during any prior fiscal year ending
              no earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable to the Commission:            $          0
                                                    ------------
     (iv)     Total available redemption credits [add
              Items 5(ii) and 5(iii):                              -$ 82,742,340
                                                                    ------------
     (v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                  $34,781,039

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]: $          0
                                                    ------------

     (vii)    Multiplier for determining registration
              fee (See Instruction C.9):                         x       .000081
                                                                 ---------------
     (viii)   Registration fee due [multiply Item 5(v) by
              Item 5(vii)]  (enter "0" if no fee is due):         =   $ 2,817.26
                                                                 ---------------
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:         N.A.

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state that number here:                                    N.A.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  +  $         0
                                                                  --------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =   $ 2,817.26
                                                                  ==============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 27, 2003

                Method of Delivery:

                              |X| Wire Transfer

                              |_| Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)  /s/ Constance E. Lund
                          --------------------------------------------------
                         Constance E. Lund, Treasurer

Date: March 27, 2003

*Please print the name and title of the signing officer below the signature.